Gains/(Losses) on financial assets and liabilities at fair value through profit or loss, net	12 Months Ended
Dec. 31, 2024
Interest income on financial assets designated at fair value through profit or loss [Abstract]
Gains/(Losses) on financial assets and liabilities at fair value through profit or loss, net	Gains/(Losses) on financial assets and liabilities at fair value through profit or loss, net

	2024	2023	2022
Gain (Loss) from government securities	154,704,801	(113,774,261)	72,420,836
Gain from private securities	11,017,043	15,996,235	14,575,304
Gain from corporate bonds	1,512,685	2,992,028	133,211
Interest rate swaps	1,030,476	(387,132)	685,551
Loss from put options	(685,766)	(1,137,120)	(235,018)
(Loss) Gain from foreign currency forward transactions	(14,889,122)	51,248,270	10,117,949
Gain from the sale of financial assets	—	—	3,392,691
Others	2,876	372	(35,805)
TOTAL	152,692,993	(45,061,608)	101,054,719